SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 13,323	$ 12,036
Less accumulated depreciation	(7,755)	(6,105)
Property and equipment, net	5,568	5,931
Computer hardware, software and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	727	689
Furniture and fixture
Property, Plant and Equipment [Line Items]
Total property and equipment	539	533
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	811	812
Internally developed software
Property, Plant and Equipment [Line Items]
Total property and equipment	896	854
Gondolas
Property, Plant and Equipment [Line Items]
Total property and equipment	8,220	7,078
Construction in process
Property, Plant and Equipment [Line Items]
Total property and equipment	32	0
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,098	$ 2,070